Financial Income (Expenses), Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income:
Interest on cash and cash equivalents and short term deposit	$ 3	$ 144	$ 177
Foreign currency exchange differences, net		169
Total financial income	3	313	177
Expenses:
Accretion of earn-out consideration	(878)	(224)
Interest on bank loans, credit line and short term deposits, net	(197)
Foreign currency exchange differences, net	(124)		(204)
Other	(59)	(9)
Total financial expenses	(1,258)	(233)	(204)
Financial (expenses) income, net	$ (1,255)	$ 80	$ (27)